DEBT (Details Textual) - USD ($)		8 Months Ended	12 Months Ended
	Jun. 07, 2016	Dec. 31, 2015	Dec. 31, 2016
Debt Instrument [Line Items]
Debt Issuance Costs, Net			$ 153,562
Interest Expense		$ 0	395,110
Interest Payable			26,339
Amortization of Debt Issuance Costs			19,651
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net			$ 1,118
Pacific Mercantile Bank [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000,000
Unsecured Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate Description	an interest rate equal to 1% over an independent index which is the highest rate on corporate loans, which had posted by at least 75% of the USAs thirty (30) largest banks known as The Wall Street Journal Prime Rate as published in the Wall Street Journal (the Index), which had an initial rate of 4.5%.
Line of Credit Facility, Interest Rate at Period End			4.50%
Line of Credit Facility, Expiration Date			Jun. 15, 2017
Debt Issuance Costs, Net			$ 2,547
Long-term Line of Credit			10,157,803
Amortization of Debt Issuance Costs			$ 1,429